Share-based compensation costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation costs [Line Items]
Employees of The controlling company	₩ 2,006	₩ 2,977	₩ 1,520
Employees of The subsidiaries	17,166	24,960	12,905
Total	19,172	27,937	14,425
4th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	67	51	(44)
Employees of The subsidiaries	413	533	(458)
Total	480	584	(502)
5th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	48	36	(31)
Employees of The subsidiaries	757	582	(500)
Total	805	618	(531)
6th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	26	0	0
Employees of The subsidiaries	159	0	0
Total	185	0	0
7th Stock options granted
Share-based compensation costs [Line Items]
Employees of The controlling company	83	0	(4)
Employees of The subsidiaries	120	0	(15)
Total	203	0	(19)
Performance shares
Share-based compensation costs [Line Items]
Employees of The controlling company	1,782	2,890	1,599
Employees of The subsidiaries	15,717	23,845	13,878
Total	₩ 17,499	₩ 26,735	₩ 15,477